Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	Kodiak Gas Services, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41732
Entity Tax Identification Number	83-3013440
Entity Address, Address Line One	9950 Woodloch Forest Drive
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	936
Local Phone Number	539-3300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	KGS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001767042